UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21411

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Floating-Rate Trust (EFR)

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2018

Eaton Vance

Senior Floating-Rate Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Board of Trustees’ Contract Approval	45

Officers and Trustees	48

Important Notices	49

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/28/2003	3.67%	6.69%	5.78%	6.94%
Fund at Market Price	—	4.20	4.57	3.25	7.16
S&P/LSTA Leveraged Loan Index	—	2.39%	4.41%	3.85%	5.28%

% Premium/Discount to NAV[3]
					–3.85%

Distributions[4]
Total Distributions per share for the period					$0.430
Distribution Rate at NAV					5.72%
Distribution Rate at Market Price					5.95%

% Total Leverage[5]
Auction Preferred Shares (APS)					11.00%
Borrowings					24.31

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Fund Profile

Top 10 Issuers (% of total investments)6

Reynolds Group Holdings, Inc.	1.2%

Valeant Pharmaceuticals International, Inc.	1.0

TransDigm, Inc.	1.0

Univision Communications, Inc.	1.0

Asurion, LLC	1.0

Aretec Group, Inc.	0.9

Virgin Media Investment Holdings Limited	0.8

Jaguar Holding Company II	0.8

MA FinanceCo., LLC	0.7

Change Healthcare Holdings, Inc.	0.7

Total	9.1%

Top 10 Sectors (% of total investments)6

Electronics/Electrical	10.5%

Health Care	9.9

Business Equipment and Services	9.0

Chemicals and Plastics	4.6

Drugs	4.1

Cable and Satellite Television	4.1

Retailers (Except Food and Drug)	3.9

Leisure Goods/Activities/Movies	3.7

Industrial Equipment	3.7

Lodgings and Casinos	3.7

Total	57.2%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s APS at 95% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution rate.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective January 31, 2018, the Fund is managed by Scott H. Page and Craig P. Russ.

4

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 140.1%(1)
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.0%
Accudyne Industries, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024	697	$701,288
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)	311	311,481
Term Loan - Second Lien, 8.80%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	415	337,030
TransDigm, Inc.
Term Loan, 4.79%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)	6,025	6,059,246
Term Loan, 4.71%, (USD LIBOR + 2.50%), Maturing August 22, 2024(4)	2,571	2,585,480
Wesco Aircraft Hardware Corp.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	902	898,493
WP CPP Holdings, LLC
Term Loan, Maturing April 24, 2024(5)	375	378,438
		$11,271,456

Automotive — 2.7%
Allison Transmission, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022	1	$1,438
American Axle and Manufacturing, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024	3,029	3,046,860
Apro, LLC
Term Loan, 6.03%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	269	270,430
Belron Finance US, LLC
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	524	527,288
Chassix, Inc.
Term Loan, 7.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	1,347	1,346,625
CS Intermediate Holdco 2, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	592	597,008
Dayco Products, LLC
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	1,017	1,023,671
FCA US, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	1,209	1,213,685

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Federal-Mogul Holdings Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		3,005	$3,039,767
Horizon Global Corporation
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		346	347,670
Sage Automotive Interiors, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		716	724,887
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	780	947,226
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		957	965,927
Tower Automotive Holdings USA, LLC
Term Loan, 4.69%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		1,327	1,333,856
			$15,386,338

Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 4.95%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,123	$2,136,395
Flavors Holdings, Inc.
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		1,083	974,769
Term Loan - Second Lien, 12.30%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	775,000
			$3,886,164

Brokerage / Securities Dealers / Investment Houses — 1.0%
Aretec Group, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		1,426	$1,433,188
Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.40% PIK)), Maturing May 23, 2021		2,356	2,359,418
Oz Management L.P.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.75%), Maturing April 11, 2023		650	654,063
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.86%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		550	559,625
Salient Partners L.P.
Term Loan, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		684	673,740
			$5,680,034

5	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development — 3.4%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	2,648	$2,656,690
Beacon Roofing Supply, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	575	578,846
Core & Main L.P.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing August 1, 2024(4)	746	750,914
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	1,878	1,894,183
DTZ U.S. Borrower, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	4,227	4,239,718
Henry Company, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	396	400,947
Quikrete Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	2,524	2,537,921
RE/MAX International, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,840	1,849,919
Realogy Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	563	567,163
Summit Materials Companies I, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024	599	602,802
Werner FinCo L.P.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,095	1,102,093
WireCo WorldGroup, Inc.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	566	572,039
Term Loan - Second Lien, 10.98%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	1,350	1,377,000
		$19,130,235

Business Equipment and Services — 13.1%
Acosta Holdco, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	2,939	$2,414,828
Adtalem Global Education, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025	375	376,641

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
AlixPartners, LLP
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		1,906	$1,918,255
Altran Technologies S.A.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 20, 2025	EUR	1,395	1,697,638
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.61%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		521	526,997
Brickman Group Ltd., LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020		776	781,473
Camelot UK Holdco Limited
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		1,931	1,946,173
Cast and Crew Payroll, LLC
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		396	397,050
Ceridian HCM Holding, Inc.
Term Loan, Maturing April 5, 2025(5)		1,425	1,437,469
Change Healthcare Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		6,460	6,492,553
Corporate Capital Trust, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		912	914,827
CPM Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		267	270,745
Crossmark Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		1,129	607,461
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		1,265	1,274,137
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		1,275	1,278,187
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		505	0
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		225	106,640
EIG Investors Corp.
Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023		3,259	3,289,392
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		374	377,920

6	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Extreme Reach, Inc.
Term Loan, 8.16%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		2,095	$2,095,172
First Data Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		2,405	2,416,138
Garda World Security Corporation
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		1,908	1,930,665
Term Loan, 5.92%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	866	679,736
Global Payments, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		914	922,359
IG Investment Holdings, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		2,190	2,215,506
Information Resources, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		842	849,784
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	2,070	2,512,002
Iron Mountain, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		850	848,140
J.D. Power and Associates
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		3,260	3,281,570
KAR Auction Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		1,731	1,739,943
Kronos Incorporated
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		5,792	5,850,927
LegalZoom.com, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		723	731,323
Term Loan - Second Lien, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		550	555,500
Monitronics International, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		2,160	2,099,031
ON Assignment, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing February 21, 2025		455	457,504
PGX Holdings, Inc.
Term Loan, 7.16%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,211	1,181,089

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Ping Identity Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025		350	$352,625
Pre-Paid Legal Services, Inc.
Term Loan, Maturing April 17, 2025(5)		475	480,443
Prime Security Services Borrower, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,643	2,663,413
Red Ventures, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		1,194	1,210,169
SMG Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		225	227,344
Solera, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		796	800,187
Spin Holdco, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,186	3,213,612
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	1,275	1,545,784
Tempo Acquisition, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,841	1,853,310
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.40%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		1,950	1,960,512
Vantiv, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		1,250	1,259,375
Vestcom Parent Holdings, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		494	497,453
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		248	248,891
West Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		325	328,081
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,072	1,077,925
			$74,193,899

7	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 6.1%
Charter Communications Operating, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		3,516	$3,536,965
CSC Holdings, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,521	3,525,268
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,250	1,255,209
Numericable Group S.A.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	446	529,003
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,832	1,816,046
Radiate Holdco, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		1,865	1,852,024
Telenet Financing USD, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		2,225	2,238,134
Unitymedia Finance, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		950	950,693
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,211,990
UPC Financing Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,400	2,407,500
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	2,000	2,423,652
Virgin Media Bristol, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		6,725	6,766,567
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,200	2,658,380
Ziggo Secured Finance Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,475	3,463,175
			$34,634,606

Chemicals and Plastics — 6.6%
Alpha 3 B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		546	$549,855
Aruba Investments, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		983	983,785

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Ashland, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 17, 2024		571	$576,109
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,639	2,653,188
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	580	706,691
Term Loan, 3.66%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		305	305,277
Emerald Performance Materials, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		504	509,184
Term Loan - Second Lien, 9.65%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		550	551,604
Ferro Corporation
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		421	422,985
Term Loan, Maturing February 14, 2024(5)		322	323,213
Term Loan, Maturing February 14, 2024(5)		328	330,240
Flint Group GmbH
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		144	137,703
Flint Group US, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		870	832,990
Gemini HDPE, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,151	2,163,826
H.B. Fuller Company
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,965	1,972,954
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	2,968	3,588,107
Invictus US, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 24, 2025		475	479,230
Kraton Polymers, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		786	793,143
MacDermid, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		1,050	1,057,398
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,618	2,639,485

8	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Minerals Technologies, Inc.
Term Loan, 4.27%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		869	$879,553
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024		1,124	1,130,882
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing July 31, 2024	EUR	756	915,887
PQ Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		2,960	2,981,218
Prince Minerals, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		350	354,375
Solenis International L.P.
Term Loan, 4.50%, (3 mo. EURIBOR + 3.50%, Floor 1.00%), Maturing July 31, 2021	EUR	941	1,139,893
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		290	289,817
Sonneborn Refined Products B.V.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		63	63,769
Sonneborn, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		357	361,355
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(2)		34	33,919
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		341	342,956
Trinseo Materials Operating S.C.A.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024		317	319,047
Tronox Blocked Borrower, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		1,018	1,029,521
Tronox Finance, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		2,349	2,375,818
Unifrax Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		546	551,682
Univar, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		2,759	2,785,223
Venator Materials Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		373	375,224
			$37,507,106

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.0%(7)
Penn Engineering & Manufacturing Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		248	$249,366
			$249,366

Containers and Glass Products — 3.8%
Berry Global, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		837	$843,047
BWAY Holding Company
Term Loan, 5.59%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		968	974,744
Consolidated Container Company, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 22, 2024		373	376,315
Crown Holdings, Inc.
Term Loan, 2.38%, (3 mo. EURIBOR + 2.38%), Maturing January 18, 2025	EUR	575	701,748
Flex Acquisition Company, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		3,094	3,113,859
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,530	1,850,948
Libbey Glass, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,073	1,057,395
Pelican Products, Inc.
Term Loan, 8.00%, (3 mo. USD Prime + 3.25%), Maturing April 11, 2020		356	357,136
Term Loan, Maturing April 19, 2025(5)		600	598,500
Reynolds Group Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,280	5,318,808
Ring Container Technologies Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		723	726,352
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	1,940	2,354,213
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		1,098	1,106,144
Tekni-Plex, Inc.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,372	1,664,838
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		299	301,307

9	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Trident TPI Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024(2)	175	$176,203
		$21,521,557

Cosmetics / Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	1,445	$1,462,038
		$1,462,038

Drugs — 5.6%
Albany Molecular Research, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	796	$802,800
Term Loan - Second Lien, 8.90%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	500	507,500
Alkermes, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	356	359,765
Amneal Pharmaceuticals, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	3,103	3,103,822
Arbor Pharmaceuticals, Inc.
Term Loan, 6.99%, (2 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	2,751	2,736,938
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	4,665	4,649,202
Horizon Pharma, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	3,348	3,374,313
Jaguar Holding Company II
Term Loan, 4.61%, (USD LIBOR + 2.50%), Maturing August 18, 2022(4)	6,587	6,629,643
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	2,486	2,473,345
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	850	848,805
PharMerica Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	775	780,328
Term Loan - Second Lien, 9.65%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	400	402,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022		5,069	$5,131,659
			$31,800,120

Ecological Services and Equipment — 1.4%
Advanced Disposal Services, Inc.
Term Loan, 4.00%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		2,054	$2,069,419
Charah, LLC
Term Loan, 8.21%, (USD LIBOR + 6.25%), Maturing October 25, 2024(4)		638	646,582
EnergySolutions, LLC
Term Loan, 6.66%, (1 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		2,676	2,709,698
GFL Environmental, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		837	839,866
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.75%), Maturing September 29, 2023	CAD	1,379	1,082,085
Wastequip, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025		125	125,938
Wrangler Buyer Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		524	527,198
			$8,000,786

Electronics / Electrical — 16.2%
Almonde, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		2,612	$2,614,330
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		483	473,368
Applied Systems, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		2,239	2,260,983
Aptean, Inc.
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		2,500	2,509,749
Avast Software B.V.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023		1,854	1,867,487

10	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Barracuda Networks, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	1,175	$1,183,078
Campaign Monitor Finance Pty. Limited
Term Loan, 7.55%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	680	682,290
CommScope, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	656	660,539
CPI International, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	647	650,927
Cypress Semiconductor Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021	992	1,000,072
DigiCert, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	950	954,008
Electrical Components International, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021	1,326	1,330,834
Electro Rent Corporation
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	1,234	1,251,348
Entegris, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	118	118,907
Epicor Software Corporation
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	1,222	1,229,781
Exact Merger Sub, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	597	603,716
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	474	479,143
Eze Castle Software, Inc.
Term Loan, 5.05%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)	2,448	2,466,971
Flexera Software, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	225	226,453
Go Daddy Operating Company, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	5,255	5,283,754

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
GTCR Valor Companies, Inc.
Term Loan, 5.31%, (2 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		1,402	$1,421,874
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	498	604,536
Hyland Software, Inc.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		3,094	3,126,278
Infoblox, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		2,010	2,043,510
Infor (US), Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		5,922	5,955,634
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	299	362,854
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		3,707	3,738,284
Lattice Semiconductor Corporation
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		502	505,291
MA FinanceCo., LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		2,832	2,826,156
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		482	479,444
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,199	1,181,966
Microsemi Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2023		494	496,108
MTS Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		1,158	1,168,025
Prometric Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		300	302,719
Renaissance Learning, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		2,141	2,156,347
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		225	226,219
Rocket Software, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023		1,282	1,291,672

11	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Seattle Spinco, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	3,258	$3,241,875
SGS Cayman L.P.
Term Loan, 7.68%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	385	370,088
SkillSoft Corporation
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	4,762	4,526,288
SolarWinds Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	1,895	1,908,634
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	1,381	1,391,373
SS&C Technologies, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	3,732	3,760,572
SurveyMonkey, Inc.
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	1,414	1,400,169
Sutherland Global Services, Inc.
Term Loan, 7.68%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,653	1,589,612
Switch, Ltd.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	248	250,335
Tibco Software, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	496	499,084
TTM Technologies, Inc.
Term Loan, Maturing September 28, 2024(5)	325	327,844
Uber Technologies
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	4,165	4,204,378
Term Loan, 5.89%, (1 mo. USD LIBOR + 4.00%), Maturing March 27, 2025	1,475	1,490,672
Veritas Bermuda, Ltd.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	2,183	2,155,859
Vero Parent, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	2,463	2,472,628
VF Holding Corp.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	2,760	2,785,587

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	574	$697,179
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		748	749,528
Western Digital Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023		1,620	1,632,733
			$91,189,093

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022		4,069	$4,082,284
			$4,082,284

Farming / Agriculture — 0.1%
Mastronardi Produce Limited
Term Loan, Maturing April 18, 2025(5)		350	$353,500
			$353,500

Financial Intermediaries — 5.6%
Armor Holding II, LLC
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020		1,930	$1,949,785
Term Loan - Second Lien, 11.31%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020		1,525	1,530,719
Citco Funding, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		2,517	2,541,914
Clipper Acquisitions Corp.
Term Loan, 4.02%, (3 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		1,172	1,180,120
Ditech Holding Corporation
Term Loan, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		3,617	3,399,920
Donnelley Financial Solutions, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		267	268,813
EIG Management Company, LLC
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing January 30, 2025		250	252,500
FinCo I, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022		1,145	1,157,810

12	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Focus Financial Partners, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	1,395	$1,404,959
Freedom Mortgage Corporation
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	1,881	1,913,620
Greenhill & Co., Inc.
Term Loan, 5.73%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	988	996,141
GreenSky Holdings, LLC
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025	1,375	1,380,156
Guggenheim Partners, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	1,026	1,029,121
Harbourvest Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing February 20, 2025	1,100	1,102,947
LPL Holdings, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	1,365	1,372,097
MIP Delaware, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	99	99,627
NXT Capital, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	2,568	2,597,386
Ocwen Financial Corporation
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	321	325,686
Quality Care Properties, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	2,568	2,599,594
Sesac Holdco II, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	545	545,861
StepStone Group L.P.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	600	603,750
Victory Capital Management, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing February 7, 2025	278	280,489
Virtus Investment Partners, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	496	498,731
Term Loan, 1.25%, Maturing June 3, 2024(2)	175	175,875

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Walker & Dunlop, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		2,099	$2,125,354
			$31,332,975

Food Products — 4.0%
Alphabet Holding Company, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,363	$2,046,565
American Seafoods Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		316	315,915
Badger Buyer Corp.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		348	350,427
CHG PPC Parent, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		475	478,741
Del Monte Foods, Inc.
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		1,164	988,636
Term Loan - Second Lien, 9.06%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		527	365,280
Dole Food Company, Inc.
Term Loan, 4.65%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,693	1,700,969
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	2,675	3,245,583
High Liner Foods Incorporated
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		759	743,467
HLF Financing S.a.r.l.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		1,411	1,430,021
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	277	337,403
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		1,882	1,898,676
JBS USA, LLC
Term Loan, 4.68%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		6,237	6,239,339
Nomad Foods Europe Midco Limited
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		600	602,437

13	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Post Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		1,638	$1,646,691
			$22,390,150

Food Service — 2.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		5,447	$5,463,540
Aramark Services, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		898	904,763
IRB Holding Corp.
Term Loan, 5.19%, (USD LIBOR + 3.25%), Maturing February 5, 2025(4)		825	834,281
KFC Holding Co.
Term Loan, 3.64%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		960	968,827
NPC International, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		868	881,464
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		262	264,120
TKC Holdings, Inc.
Term Loan, 6.16%, (1 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		1,015	1,026,166
Welbilt, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		1,417	1,431,721
			$11,774,882

Food / Drug Retailers — 1.5%
Albertsons, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		1,223	$1,214,265
Term Loan, 5.29%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,481	1,472,365
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		3,710	3,675,680
Diplomat Pharmacy, Inc.
Term Loan, 6.41%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		467	471,859
Holland & Barrett International
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	400	538,118
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	400	472,977

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Supervalu, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	232	$231,644
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	387	386,074
		$8,462,982

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	1,028	$1,041,087
		$1,041,087

Health Care — 14.5%
Acadia Healthcare Company, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	236	$238,756
ADMI Corp.
Term Loan, Maturing April 4, 2025(5)	1,675	1,682,589
Akorn, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	1,836	1,807,232
Alliance Healthcare Services, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	795	801,294
Term Loan - Second Lien, 11.90%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024	475	472,625
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.25%, (1 week USD LIBOR + 5.50%), Maturing August 4, 2021	997	1,002,750
Argon Medical Devices, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	775	781,297
Auris Luxembourg III S.a.r.l.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	752	757,207
Avantor, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	1,222	1,236,830
Beaver-Visitec International, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	788	791,940
BioClinica, Inc.
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	1,459	1,429,372

14	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Carestream Dental Equipment, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		1,368	$1,369,622
Certara, L.P.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		995	1,000,597
CHG Healthcare Services, Inc.
Term Loan, 5.36%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		2,506	2,530,695
Community Health Systems, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing December 31, 2019		1,869	1,841,708
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		2,001	1,943,184
Concentra, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		777	778,915
Convatec, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		569	572,946
CPI Holdco, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		668	673,264
CryoLife, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		499	505,452
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	850	1,028,128
DaVita HealthCare Partners, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		1,608	1,624,890
DJO Finance, LLC
Term Loan, 5.36%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		2,091	2,102,854
Envision Healthcare Corporation
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		4,010	4,035,561
Equian, LLC
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		596	600,785
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		2,069	2,087,364
GHX Ultimate Parent Corporation
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		645	647,544

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Greatbatch Ltd.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	2,135	$2,158,045
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.99%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	3,366	3,387,845
Hanger, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	1,050	1,053,938
INC Research, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	453	454,644
Indivior Finance S.a.r.l.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	3,042	3,072,799
Inovalon Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	1,200	1,194,000
Kindred Healthcare, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	1,444	1,450,295
Kinetic Concepts, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	2,655	2,676,095
KUEHG Corp.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	2,998	3,025,037
Term Loan - Second Lien, 10.55%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	400	407,000
Medical Depot Holdings, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	702	661,740
Medical Solutions, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	748	751,489
MPH Acquisition Holdings, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	3,339	3,360,783
National Mentor Holdings, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	995	1,003,133
Navicure, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	623	626,555
New Millennium Holdco, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	494	177,104

15	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Opal Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	2,995	$2,945,842
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	3,295	3,319,508
Parexel International Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,587	2,600,258
Press Ganey Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 21, 2023	741	746,643
Prospect Medical Holdings, Inc.
Term Loan, 7.44%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	1,175	1,179,406
Quintiles IMS Incorporated
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	1,093	1,100,006
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	920	926,127
RadNet, Inc.
Term Loan, 5.87%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	1,510	1,530,156
Select Medical Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	1,609	1,622,492
Sotera Health Holdings, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	832	837,440
Surgery Center Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	995	998,358
Team Health Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,005	1,951,500
Tecomet, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	769	777,200
U.S. Anesthesia Partners, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,142	1,149,209
Wink Holdco, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	474	473,220
		$81,963,268

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		1,365	$1,386,011
Serta Simmons Bedding, LLC
Term Loan, 5.70%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		4,394	3,988,994
			$5,375,005

Industrial Equipment — 5.8%
Apex Tool Group, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		2,385	$2,396,181
CFSP Acquisition Corp.
Term Loan, 0.00%, Maturing March 6, 2025(2)		46	46,113
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		204	204,434
Clark Equipment Company
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		2,037	2,042,275
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	672	817,555
Delachaux S.A.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		385	388,166
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	30	36,189
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	75	90,472
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024(2)	EUR	270	327,008
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024(2)	EUR	675	817,520
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		848	858,297
DXP Enterprises, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		498	498,122
Engineered Machinery Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		324	325,910
EWT Holdings III Corp.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		1,477	1,491,537

16	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 27, 2025	EUR	375	$453,416
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,600	1,616,667
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	383	463,386
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,294	1,302,557
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	866	1,048,180
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,206	4,237,359
Hayward Industries, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		448	451,108
Milacron, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,624	2,637,831
Paladin Brands Holding, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		1,222	1,237,465
Pro Mach Group, Inc.
Term Loan, 5.03%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		225	225,824
Rexnord, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		1,897	1,912,513
Robertshaw US Holding Corp.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		975	984,750
Tank Holding Corp.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		1,054	1,064,361
Thermon Industries, Inc.
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		337	339,508
Titan Acquisition Limited
Term Loan, 5.06%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		2,900	2,907,476
Waterjet Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 3, 2025		225	225,844
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	900	1,097,255
			$32,545,279

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance — 4.3%
Alliant Holdings I, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		2,339	$2,357,158
AmWINS Group, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		2,148	2,164,190
Asurion, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		4,689	4,726,609
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 3, 2023		2,086	2,103,725
Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		1,575	1,622,250
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	500	598,668
Hub International Limited
Term Loan, Maturing April 25, 2025(5)		4,825	4,862,206
NFP Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		2,060	2,072,661
Sedgwick Claims Management Services, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		1,075	1,076,727
USI, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		2,811	2,821,416
			$24,405,610

Leisure Goods / Activities / Movies — 5.6%
AMC Entertainment, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		2,121	$2,133,217
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		543	545,049
Ancestry.com Operations, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		2,882	2,898,614
Bombardier Recreational Products, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		4,334	4,366,533
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		1,208	1,209,847
ClubCorp Holdings, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,738	1,745,261

17	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	850	$1,028,171
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		1,975	1,975,448
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		1,538	1,543,130
Emerald Expositions Holding, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,141	1,154,216
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing November 24, 2024	EUR	775	934,720
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		195	196,040
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		1,514	1,519,313
Live Nation Entertainment, Inc.
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		2,457	2,474,696
Match Group, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		503	506,898
Sabre GLBL, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		949	953,018
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,702	1,700,974
SRAM, LLC
Term Loan, 4.74%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		1,793	1,800,585
Steinway Musical Instruments, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		850	857,438
UFC Holdings, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		1,404	1,412,899
WMG Acquisition Corp.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023		788	792,481
			$31,748,548

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 5.7%
Aristocrat Leisure Limited
Term Loan, 4.36%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024		1,172	$1,180,016
Boyd Gaming Corporation
Term Loan, 4.24%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		939	945,681
CityCenter Holdings, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024		1,960	1,973,205
Cyan Blue Holdco 3 Limited
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing August 23, 2024		273	274,050
Eldorado Resorts, LLC
Term Loan, 4.18%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		808	813,088
ESH Hospitality, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023		1,221	1,228,704
Four Seasons Hotels Limited
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		913	920,859
Golden Nugget, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		4,279	4,314,328
GVC Holdings PLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 15, 2024		1,050	1,051,312
Term Loan, Maturing March 15, 2024(5)	GBP	650	894,855
Term Loan, Maturing March 15, 2024(5)	EUR	1,250	1,508,017
Hanjin International Corp.
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		500	502,656
Hilton Worldwide Finance, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		3,668	3,703,134
La Quinta Intermediate Holdings, LLC
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.00%), Maturing April 14, 2021		760	762,297
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		1,887	1,901,237
Playa Resorts Holding B.V.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2024		2,161	2,177,433
Stars Group Holdings B.V. (The)
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2025		4,250	4,275,651

18	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Tropicana Entertainment, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		173	$173,794
VICI Properties 1, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,124	2,134,925
Wyndham Hotels & Resorts, Inc.
Term Loan, Maturing March 28, 2025(5)		1,275	1,286,289
			$32,021,531

Nonferrous Metals / Minerals — 1.5%
Dynacast International, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,200	$1,205,872
Fairmount Santrol, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		1,739	1,758,627
Global Brass & Copper, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023		813	820,751
Murray Energy Corporation
Term Loan, 9.55%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		1,893	1,684,428
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(8)		62	36,996
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		921	79,555
Oxbow Carbon, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		642	650,701
Term Loan - Second Lien, 9.40%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		725	739,500
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	925	1,123,592
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(8)		666	380,298
			$8,480,320

Oil and Gas — 2.6%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		736	$798,527

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Apergy Corp.
Term Loan, Maturing April 20, 2025(5)	350	$352,479
BCP Raptor, LLC
Term Loan, 6.31%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	695	702,421
CITGO Petroleum Corporation
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	941	951,460
Delek US Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 13, 2025	375	376,875
Fieldwood Energy, LLC
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	2,377	2,393,341
Term Loan - Second Lien, 9.15%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023	727	704,188
Green Plains Renewable Energy, Inc.
Term Loan, 7.41%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	995	1,008,681
McDermott Technology Americas, Inc.
Term Loan, Maturing April 4, 2025(5)	1,200	1,194,857
Medallion Midland Acquisition, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	599	601,867
MEG Energy Corp.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	1,301	1,305,133
PSC Industrial Holdings Corp.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	698	699,123
Term Loan - Second Lien, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	375	371,250
Sheridan Investment Partners II L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	34	30,151
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	92	80,847
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	663	581,184
Sheridan Production Partners I, LLC
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	113	96,157
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	185	157,427
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,395	1,188,051

19	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Ultra Resources, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,450	$1,363,000
		$14,957,019

Publishing — 1.8%
Ascend Learning, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,095	$1,100,383
Getty Images, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	3,849	3,670,206
Harland Clarke Holdings Corp.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	823	830,534
Lamar Media Corporation
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	525	526,969
LSC Communications, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	1,000	1,006,250
Merrill Communications, LLC
Term Loan, 7.61%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	525	529,589
Multi Color Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	324	326,112
ProQuest, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,625	1,647,659
Tweddle Group, Inc.
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(3)	742	348,443
		$9,986,145

Radio and Television — 4.5%
ALM Media Holdings, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	388	$348,062
CBS Radio, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	1,509	1,520,269
Cumulus Media Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	3,950	3,364,275

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
E.W. Scripps Company (The)
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	373	$374,757
Entravision Communications Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	1,070	1,068,288
Gray Television, Inc.
Term Loan, 4.14%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	222	223,391
Hubbard Radio, LLC
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	640	644,900
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	2,132	1,693,458
Term Loan, 0.00%, Maturing July 30, 2019(6)	364	291,208
Mission Broadcasting, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	311	312,666
Nexstar Broadcasting, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,422	2,434,768
Raycom TV Broadcasting, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	1,070	1,072,299
Sinclair Television Group, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	475	477,729
Term Loan, Maturing December 12, 2024(5)	2,925	2,941,757
Univision Communications, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	8,629	8,523,775
		$25,291,602

Retailers (Except Food and Drug) — 5.9%
Ascena Retail Group, Inc.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	2,161	$1,894,752
Bass Pro Group, LLC
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,294	1,302,393
BJ’s Wholesale Club, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	968	972,801
CDW, LLC
Term Loan, 4.06%, (3 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	4,730	4,762,717

20	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Coinamatic Canada, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	43	$43,588
David’s Bridal, Inc.
Term Loan, 6.31%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	1,971	1,704,769
Evergreen Acqco 1 L.P.
Term Loan, 6.11%, (USD LIBOR + 3.75%), Maturing July 9, 2019(4)	2,109	2,051,029
Global Appliance, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	945	962,359
Go Wireless, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	716	718,622
Harbor Freight Tools USA, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	448	450,051
J. Crew Group, Inc.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	2,874	1,923,368
LSF9 Atlantis Holdings, LLC
Term Loan, 7.88%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	981	969,598
Michaels Stores, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	1,744	1,756,191
Neiman Marcus Group Ltd., LLC
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	2,107	1,858,410
Party City Holdings, Inc.
Term Loan, 4.92%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	1,172	1,181,431
PetSmart, Inc.
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	3,915	3,076,450
PFS Holding Corporation
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,155	1,382,623
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	505	468,677
Radio Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing May 2, 2024	422	424,185

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Rent-A-Center, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	93	$91,564
Shutterfly, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	525	530,250
Staples, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	599	593,397
Toys ‘R’ Us Property Company I, LLC
Term Loan, 0.00%, Maturing August 21, 2019(6)	2,417	2,042,202
Vivid Seats Ltd.
Term Loan, 5.40%, (1 week USD LIBOR + 3.50%), Maturing June 30, 2024	2,012	2,018,588
		$33,180,015

Steel — 1.0%
Atkore International, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	1,372	$1,383,931
GrafTech Finance, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	1,825	1,830,703
Neenah Foundry Company
Term Loan, 8.53%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	790	786,050
Phoenix Services International, LLC
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	850	861,688
Zekelman Industries, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	663	667,031
		$5,529,403

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	374	$378,765
Hertz Corporation (The)
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	1,002	1,005,225
Kenan Advantage Group, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	109	109,406
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	358	359,769

21	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)
PODS, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024		622	$628,353
Stena International S.a.r.l.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,512	1,464,750
XPO Logistics, Inc.
Term Loan, 3.92%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		600	604,092
			$4,550,360

Telecommunications — 5.4%
CenturyLink, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,087	$5,018,887
Colorado Buyer, Inc.
Term Loan, 4.78%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,617	1,616,398
Consolidated Communications, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		1,040	1,032,437
Digicel International Finance Limited
Term Loan, 5.61%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,493	1,490,946
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	1,900	2,299,765
Frontier Communications Corp.
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		1,886	1,865,714
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. Euribor + 3.50%), Maturing December 28, 2024	EUR	750	909,474
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,084	2,172,153
Intelsat Jackson Holdings S.A.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,700	1,767,575
IPC Corp.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,127	1,106,971
Mitel Networks Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		448	451,668
Onvoy, LLC
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		1,708	1,654,383

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Sprint Communications, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	3,416	$3,428,308
Syniverse Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	975	986,578
Telesat Canada
Term Loan, 4.41%, (2 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	4,570	4,598,484
		$30,399,741

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	889	$891,828
Calpine Corporation
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	3,088	3,103,904
Dayton Power & Light Company (The)
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	543	545,501
Granite Acquisition, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	109	110,085
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	2,390	2,424,650
Invenergy Thermal Operating I, LLC
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	954	910,793
Lightstone Generation, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	91	92,201
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,426	1,440,065
Lonestar Generation, LLC
Term Loan, 8.00%, (3 mo. USD Prime + 3.25%), Maturing February 22, 2021	1,282	1,282,098
Longview Power, LLC
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	2,699	2,277,018
Talen Energy Supply, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	1,092	1,087,862
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	716	711,376
		$14,877,381

Total Senior Floating-Rate Loans (identified cost $795,968,215)		$790,661,885

22	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 5.5%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.0%(7)
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	10	$10,506
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,013
TransDigm, Inc.
6.00%, 7/15/22	85	86,381
6.50%, 7/15/24	80	81,550
		$224,450

Automotive — 0.0%(7)
General Motors Financial Co., Inc.
3.25%, 5/15/18	10	$10,003
		$10,003

Building and Development — 0.1%
Builders FirstSource, Inc.
5.625%, 9/1/24(9)	15	$14,906
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	55	53,492
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	120	125,100
Standard Industries, Inc.
6.00%, 10/15/25(9)	50	52,125
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	45,281
5.875%, 6/15/24	60	61,125
		$352,029

Business Equipment and Services — 0.3%
First Data Corp.
7.00%, 12/1/23(9)	155	$162,576
5.00%, 1/15/24(9)	20	20,225
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,352
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	48,319
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)	10	11,175
Travelport Corporate Finance PLC
6.00%, 3/15/26(9)	1,325	1,358,125
		$1,641,772

Security	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	15	$14,813
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	155	157,957
5.75%, 1/15/24	10	10,119
5.375%, 5/1/25(9)	95	93,634
5.75%, 2/15/26(9)	45	44,775
CSC Holdings, LLC
5.25%, 6/1/24	10	9,425
DISH DBS Corp.
6.75%, 6/1/21	120	120,000
5.875%, 7/15/22	30	27,637
5.875%, 11/15/24	5	4,294
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	550	536,937
		$1,019,591

Chemicals and Plastics — 0.6%
Avantor, Inc.
6.00%, 10/1/24(9)	1,375	$1,385,312
Hexion, Inc.
6.625%, 4/15/20	1,900	1,788,375
Platform Specialty Products Corp.
6.50%, 2/1/22(9)	45	46,237
W.R. Grace & Co.
5.125%, 10/1/21(9)	30	30,894
5.625%, 10/1/24(9)	10	10,363
		$3,261,181

Conglomerates — 0.0%(7)
Spectrum Brands, Inc.
6.625%, 11/15/22	30	$31,125
5.75%, 7/15/25	70	70,283
		$101,408

Consumer Products — 0.0%(7)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$26,188
		$26,188

Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22	25	$26,125

23	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	35	$35,919
6.375%, 8/15/25(9)	15	15,787
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	3,755	3,787,025
5.848%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	950	965,437
		$4,830,293

Distribution & Wholesale — 0.0%(7)
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	50	$26,625
		$26,625

Drugs — 0.7%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	105	$106,575
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21(9)	50	51,000
5.625%, 12/1/21(9)	30	29,137
6.50%, 3/15/22(9)	807	840,289
7.00%, 3/15/24(9)	1,049	1,110,312
5.50%, 11/1/25(9)	1,725	1,722,844
		$3,860,157

Ecological Services and Equipment — 0.0%(7)
Clean Harbors, Inc.
5.125%, 6/1/21	25	$25,219
Covanta Holding Corp.
5.875%, 3/1/24	25	24,687
		$49,906

Electric Utilities — 0.0%(7)
NRG Yield Operating, LLC
5.375%, 8/15/24	20	$20,125
5.00%, 9/15/26	30	29,325
		$49,450

Electronics / Electrical — 0.0%(7)
Infor (US), Inc.
6.50%, 5/15/22	50	$51,000
		$51,000

Security		Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(9)		350	$354,724
			$354,724

Financial Intermediaries — 0.1%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		40	$40,900
JPMorgan Chase & Co.
6.75% to 2/1/24(11)(12)		80	87,000
Navient Corp.
5.50%, 1/15/19		115	116,897
5.00%, 10/26/20		25	25,188
			$269,985

Food Products — 0.1%
Dean Foods Co.
6.50%, 3/15/23(9)		30	$28,838
Iceland Bondco PLC
5.036%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	254	349,685
Post Holdings, Inc.
8.00%, 7/15/25(9)		15	16,781
			$395,304

Food Service — 0.0%(7)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)		65	$65,325
			$65,325

Health Care — 0.9%
Centene Corp.
4.75%, 5/15/22		20	$20,300
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,500	1,371,562
Envision Healthcare Corp.
5.625%, 7/15/22		25	25,188
6.25%, 12/1/24(9)		20	20,900
HCA Healthcare, Inc.
6.25%, 2/15/21		85	89,569
HCA, Inc.
6.50%, 2/15/20		15	15,713
4.75%, 5/1/23		1,050	1,060,405
5.875%, 2/15/26		25	25,375

24	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Hologic, Inc.
4.375%, 10/15/25(9)	30	$28,950
inVentiv Group Holdings, Inc./inVentiv Health, Inc./ inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)	27	28,823
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)	1,750	1,846,250
Teleflex, Inc.
5.25%, 6/15/24	20	20,400
Tenet Healthcare Corp.
6.00%, 10/1/20	55	57,168
4.375%, 10/1/21	600	594,000
8.125%, 4/1/22	60	62,700
6.75%, 6/15/23	5	4,934
		$5,272,237

Insurance — 0.0%(7)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)	40	$41,575
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, (8.125% Cash or 8.875% PIK), 7/15/19(9)(13)	45	45,158
Hub International, Ltd.
7.875%, 10/1/21(9)	60	62,550
		$149,283

Internet Software & Services — 0.0%(7)
Netflix, Inc.
5.50%, 2/15/22	45	$46,913
5.875%, 2/15/25	55	56,633
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	40	37,150
		$140,696

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22	700	$714,000
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	25	25,367
5.25%, 11/15/23(9)	40	40,550
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	40	40,400
		$820,317

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 0.1%
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	30	$29,400
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	76,963
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	10	10,250
MGM Resorts International
6.625%, 12/15/21	90	96,525
7.75%, 3/15/22	25	27,781
6.00%, 3/15/23	25	26,188
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,338
Tunica-Biloxi Gaming Authority
3.78%, 12/15/20(9)	411	112,889
		$410,334

Nonferrous Metals / Minerals — 0.0%(7)
Eldorado Gold Corp.
6.125%, 12/15/20(9)	120	$111,300
Imperial Metals Corp.
7.00%, 3/15/19(9)	25	22,875
New Gold, Inc.
6.25%, 11/15/22(9)	70	71,575
		$205,750

Oil and Gas — 0.3%
Antero Resources Corp.
5.375%, 11/1/21	100	$101,530
5.625%, 6/1/23	5	5,131
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	25	25,500
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	700	703,500
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	125	128,125
Energy Transfer Equity, L.P.
5.875%, 1/15/24	30	30,713
Gulfport Energy Corp.
6.625%, 5/1/23	35	35,350
Matador Resources Co.
6.875%, 4/15/23	40	41,900
Newfield Exploration Co.
5.625%, 7/1/24	120	127,800

25	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(9)	10	$10,025
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	45	45,675
RSP Permian, Inc.
6.625%, 10/1/22	80	83,575
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	60	62,850
6.875%, 6/30/23(9)	25	26,125
SM Energy Co.
6.50%, 1/1/23	80	80,600
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,006
		$1,513,405

Publishing — 0.0%(7)
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% Cash or 9.25% PIK), 8/1/19(9)(13)	9	$9,045
Tribune Media Co.
5.875%, 7/15/22	35	35,613
		$44,658

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,250
Series B, 6.50%, 11/15/22	90	92,588
iHeartCommunications, Inc.
9.00%, 12/15/19(6)	953	771,930
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	35	35,613
Sirius XM Radio, Inc.
6.00%, 7/15/24(9)	85	87,540
Univision Communications, Inc.
6.75%, 9/15/22(9)	241	247,627
		$1,286,548

Retailers (Except Food and Drug) — 0.2%
Dollar Tree, Inc.
5.75%, 3/1/23	105	$109,562
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	1,175	652,125
Hot Topic, Inc.
9.25%, 6/15/21(9)	5	4,937

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
L Brands, Inc.
6.875%, 11/1/35	15	$14,250
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	139,894
Party City Holdings, Inc.
6.125%, 8/15/23(9)	60	61,050
		$981,818

Road & Rail — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	45	$46,463
		$46,463

Software and Services — 0.0%(7)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	60	$62,400
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(9)(13)	65	65,731
		$128,131

Surface Transport — 0.0%(7)
Hertz Corp. (The)
6.25%, 10/15/22	40	$37,775
XPO Logistics, Inc.
6.50%, 6/15/22(9)	75	77,719
		$115,494

Telecommunications — 0.4%
CenturyLink, Inc.
6.75%, 12/1/23	40	$39,900
CommScope Technologies, LLC
6.00%, 6/15/25(9)	45	46,575
5.00%, 3/15/27(9)	5	4,800
Frontier Communications Corp.
10.50%, 9/15/22	15	13,261
7.625%, 4/15/24	30	19,875
6.875%, 1/15/25	45	27,787
Intelsat Jackson Holdings S.A.
7.50%, 4/1/21	5	4,756
5.50%, 8/1/23	35	29,444
Level 3 Financing, Inc.
5.375%, 1/15/24	25	24,813

26	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Sprint Communications, Inc.
7.00%, 8/15/20		490	$519,400
6.00%, 11/15/22		5	5,119
Sprint Corp.
7.25%, 9/15/21		225	239,062
7.875%, 9/15/23		260	279,500
7.625%, 2/15/25		35	36,925
T-Mobile USA, Inc.
6.375%, 3/1/25		35	36,837
6.50%, 1/15/26		110	117,150
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	575	645,971
			$2,091,175

Utilities — 0.2%
Calpine Corp.
5.25%, 6/1/26(9)		1,050	$1,008,656
Vistra Energy Corp.
7.375%, 11/1/22		20	21,125
7.625%, 11/1/24		35	37,800
8.125%, 1/30/26(9)		25	27,531
			$1,095,112

Total Corporate Bonds & Notes (identified cost $31,736,515)			$30,890,812

Asset-Backed Securities — 3.9%
Security		Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 7.698%, (3 mo. USD LIBOR + 5.35%), 7/15/27(9)(10)		$1,000	$1,001,477
Apidos CLO XVII
Series 2014-17A, Class C, 5.653%, (3 mo. USD LIBOR + 3.30%), 4/17/26(9)(10)		1,000	1,004,266
Apidos CLO XXI
Series 2015-21A, Class D, 7.905%, (3 mo. USD LIBOR + 5.55%), 7/18/27(9)(10)		1,000	1,003,585
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.211%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(10)		2,000	2,000,000
Series 2015-2A, Class E2, 7.559%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(10)		1,000	1,000,050

Security	Principal Amount (000’s omitted)	Value
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 7.448%, (3 mo. USD LIBOR + 5.10%), 7/15/26(9)(10)	500	$493,285
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 9.798%, (3 mo. USD LIBOR + 7.45%), 10/14/28(9)(10)	1,200	1,219,237
Series 2014-4A, Class E, 7.548%, (3 mo. USD LIBOR + 5.20%), 10/15/26(9)(10)	2,000	2,004,867
Series 2015-5A, Class D, 8.459%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(10)	500	507,976
Cent CLO, L.P.
Series 2014-22A, Class D, 7.094%, (3 mo. USD LIBOR + 5.30%), 11/7/26(9)(10)	1,000	1,000,158
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 7.789%, (3 mo. USD LIBOR + 5.95%), 8/15/28(9)(10)	1,000	1,000,822
Galaxy CLO, Ltd.
Series 2015-21A, Class ER, 7.609%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(10)	1,000	969,391
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 8.109%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(10)	1,200	1,188,270
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.859%, (3 mo. USD LIBOR + 3.50%), 4/20/25(9)(10)	450	451,757
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 9.059%, (3 mo. USD LIBOR + 6.70%), 10/20/28(9)(10)	1,000	1,014,581
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 8.859%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(10)	1,200	1,213,634
Recette CLO, LLC
Series 2015-1A, Class E, 8.059%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(10)	1,000	1,006,577
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.828%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(10)	2,000	2,027,608
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 9.559%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(10)	1,600	1,646,765

Total Asset-Backed Securities (identified cost $20,818,250)		$21,754,306

Common Stocks — 2.1%
Security	Shares	Value

Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(14)(15)	55	$644,204
		$644,204

27	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Automotive — 0.1%
Dayco Products, LLC(14)(15)	18,702	$663,921
		$663,921

Business Equipment and Services — 0.7%
Education Management Corp.(3)(14)(15)	3,185,850	$0
RCS Capital Corp.(14)(15)	59,826	3,649,386
		$3,649,386

Electronics / Electrical — 0.1%
Answers Corp.(3)(14)(15)	93,678	$774,717
		$774,717

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(14)(15)	61,354	$2,657
		$2,657

Lodging and Casinos — 0.0%(7)
Caesars Entertainment Corp.(14)(15)	7,203	$81,754
		$81,754

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(14)(15)	707	$0
		$0

Oil and Gas — 0.6%
AFG Holdings, Inc.(3)(14)(15)	29,086	$1,977,848
Fieldwood Energy, Inc.(14)(15)	3,600	144,450
Fieldwood Energy, Inc.(14)(15)	15,589	625,509
Nine Point Energy Holdings, Inc.(3)(15)(16)	646	4,767
Paragon Offshore Finance Company, Class A(14)(15)	1,527	2,100
Paragon Offshore Finance Company, Class B(14)(15)	764	25,021
Samson Resources II, LLC, Class A(14)(15)	44,102	793,836
Southcross Holdings Group, LLC(3)(14)(15)	59	0
Southcross Holdings L.P., Class A(14)(15)	59	18,142
		$3,591,673

Publishing — 0.5%
ION Media Networks, Inc.(3)(14)(15)	3,990	$2,608,702
		$2,608,702

Total Common Stocks (identified cost $4,358,414)		$12,017,014

Convertible Preferred Stocks — 0.0%(7)
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50% (3)(14)(15)	3,545	$0
		$0

Oil and Gas — 0.0%(7)
Nine Point Energy Holdings, Inc., Series A, 12.00% (3)(15)(16)	14	$20,552
		$20,552

Total Convertible Preferred Stocks (identified cost $264,194)		$20,552

Closed-End Funds — 2.0%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,454,069
Invesco Senior Income Trust	483,234	2,145,559
Nuveen Credit Strategies Income Fund	365,228	2,943,738
Nuveen Floating Rate Income Fund	148,079	1,611,099
Nuveen Floating Rate Income Opportunity Fund	103,281	1,117,500
Voya Prime Rate Trust	396,676	2,050,815

Total Closed-End Funds (identified cost $12,168,732)		$11,322,780

28	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%
Security	Principal Amount	Value

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(15)	$25,000	$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 2.3%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(17)	12,869,185	$12,867,898

Total Short-Term Investments (identified cost $12,867,228)		$12,867,898

Total Investments — 155.9% (identified cost $878,181,548)		$879,535,247

Less Unfunded Loan Commitments — (0.3)%		$(1,536,099)

Net Investments — 155.6% (identified cost $876,645,449)		$877,999,148

Other Assets, Less Liabilities — (38.6)%		$(217,747,076)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (17.0)%		$(95,987,841)

Net Assets Applicable to Common Shares — 100.0%		$564,264,231

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).
(4)

The stated interest rate represents the weighted average interest rate at April 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after April 30, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $37,907,461 or 6.7% of the Trust’s net assets applicable to common shares.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Restricted security (see Note 7).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

29	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,781,413	CAD	2,267,820	HSBC Bank USA, N.A.	5/31/18	$14,064	$—
USD	925,624	EUR	746,250	HSBC Bank USA, N.A.	5/31/18	22,653	—
USD	461,102	EUR	374,063	HSBC Bank USA, N.A.	5/31/18	8,482	—
USD	10,309,502	EUR	8,313,511	State Street Bank and Trust Company	5/31/18	250,054	—
USD	1,060,959	EUR	850,000	State Street Bank and Trust Company	5/31/18	32,449	—
USD	713,358	EUR	574,450	State Street Bank and Trust Company	5/31/18	18,266	—
USD	14,394,185	EUR	11,521,293	Goldman Sachs International	6/29/18	419,689	—
USD	1,048,737	EUR	847,875	HSBC Bank USA, N.A.	6/29/18	20,325	—
USD	2,368,258	EUR	1,894,993	JPMorgan Chase Bank, N.A.	6/29/18	69,769	—
USD	17,216,458	EUR	14,122,906	Goldman Sachs International	7/31/18	43,464	—
USD	1,516,955	EUR	1,243,750	State Street Bank and Trust Company	7/31/18	4,596	—
USD	904,213	GBP	646,750	HSBC Bank USA, N.A.	7/31/18	9,928	—
USD	1,811,977	GBP	1,295,574	State Street Bank and Trust Company	7/31/18	20,535	—

						$934,274	$—

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

30	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $863,778,221)	$865,131,250
Affiliated investment, at value (identified cost, $12,867,228)	12,867,898
Cash	3,800,796
Deposits for derivatives collateral — forward foreign currency exchange contracts	700,000
Foreign currency, at value (identified cost, $4,858,851)	4,856,528
Interest and dividends receivable	2,824,162
Dividends receivable from affiliated investment	21,292
Receivable for investments sold	3,182,021
Receivable for open forward foreign currency exchange contracts	934,274
Prepaid upfront fees on notes payable	110,658
Prepaid expenses	52,380
Total assets	$894,481,259

Liabilities
Notes payable	$212,000,000
Cash collateral due to brokers	700,000
Payable for investments purchased	20,214,020
Payable to affiliates:
Investment adviser fee	537,921
Trustees’ fees	3,015
Accrued expenses	774,231
Total liabilities	$234,229,187
Commitments and contingencies (see Note 13)
Auction preferred shares (3,836 shares outstanding) at liquidation value plus cumulative unpaid dividends	$95,987,841
Net assets applicable to common shares	$564,264,231

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 36,848,313 shares issued and outstanding	$368,483
Additional paid-in capital	585,813,763
Accumulated undistributed net investment income	1,170,905
Accumulated net realized loss	(25,342,601)
Net unrealized appreciation	2,253,681
Net assets applicable to common shares	$564,264,231

Net Asset Value Per Common Share
($564,264,231 ÷ 36,848,313 common shares issued and outstanding)	$15.31

31	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income	$21,668,652
Dividends	346,378
Dividends from affiliated investment	93,921
Total investment income	$22,108,951

Expenses
Investment adviser fee	$3,203,925
Trustees’ fees and expenses	17,122
Custodian fee	160,501
Transfer and dividend disbursing agent fees	8,869
Legal and accounting services	96,484
Printing and postage	34,275
Interest expense and fees	2,618,615
Preferred shares service fee	53,120
Miscellaneous	66,559
Total expenses	$6,259,470

Net investment income	$15,849,481

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,405,364
Investment transactions — affiliated investment	(1,269)
Foreign currency transactions	(429,652)
Forward foreign currency exchange contracts	(716,099)
Net realized gain	$2,258,344
Change in unrealized appreciation (depreciation) —
Investments	$2,107,562
Investments — affiliated investment	670
Foreign currency	47,854
Forward foreign currency exchange contracts	477,732
Net change in unrealized appreciation (depreciation)	$2,633,818

Net realized and unrealized gain	$4,892,162

Distributions to preferred shareholders
From net investment income	$(1,064,128)

Net increase in net assets from operations	$19,677,515

32	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$15,849,481	$33,078,197
Net realized gain (loss)	2,258,344	(2,391,364)
Net change in unrealized appreciation (depreciation)	2,633,818	15,458,354
Distributions to preferred shareholders —
From net investment income	(1,064,128)	(1,270,609)
Net increase in net assets from operations	$19,677,515	$44,874,578
Distributions to common shareholders —
From net investment income	$(15,844,775)	$(32,166,271)
Total distributions to common shareholders	$(15,844,775)	$(32,166,271)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$102,895
Net increase in net assets from capital share transactions	$—	$102,895

Net increase in net assets	$3,832,740	$12,811,202

Net Assets Applicable to Common Shares
At beginning of period	$560,431,491	$547,620,289
At end of period	$564,264,231	$560,431,491

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$1,170,905	$2,230,327

33	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2018
Net increase in net assets from operations	$19,677,515
Distributions to preferred shareholders	1,064,128
Net increase in net assets from operations excluding distributions to preferred shareholders	$20,741,643
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(154,032,406)
Investments sold and principal repayments	152,977,360
Increase in short-term investments, net	(6,969,352)
Net amortization/accretion of premium (discount)	(464,598)
Amortization of prepaid upfront fees on notes payable	54,479
Increase in deposits for derivatives collateral — forward foreign currency exchange contracts	(530,000)
Decrease in interest and dividends receivable	39,540
Increase in dividends receivable from affiliated investment	(3,143)
Increase in receivable for open forward foreign currency exchange contracts	(399,427)
Increase in prepaid expenses	(15,232)
Increase in cash collateral due to broker	560,000
Decrease in payable for open forward foreign currency exchange contracts	(78,305)
Decrease in payable to affiliate for investment adviser fee	(7,000)
Decrease in payable to affiliate for Trustees’ fees	(970)
Increase in accrued expenses	48,639
Increase in unfunded loan commitments	1,249,353
Net change in unrealized (appreciation) depreciation from investments	(2,108,232)
Net realized gain from investments	(3,404,095)
Net cash provided by operating activities	$7,658,254

Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$(15,844,775)
Cash distributions paid to preferred shareholders	(988,968)
Proceeds from notes payable	13,000,000
Payment of prepaid upfront fees on notes payable	(117,500)
Net cash used in financing activities	$(3,951,243)

Net increase in cash*	$3,707,011

Cash at beginning of period(1)	$4,950,313

Cash at end of period(1)	$8,657,324

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$2,573,133

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(1,690).

(1)	Balance includes foreign currency, at value.

34	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$15.210		$14.860	$14.350		$15.330	$15.810	$15.630

Income (Loss) From Operations
Net investment income(1)	$0.430		$0.898	$0.963		$0.943	$0.925	$1.009
Net realized and unrealized gain (loss)	0.129		0.359	0.459		(0.979)	(0.414)	0.145
Distributions to preferred shareholders
From net investment income(1)	(0.029)		(0.034)	(0.019)		(0.006)	(0.004)	(0.006)
Discount on redemption and repurchase of auction preferred shares(1)	—		—	0.048		—	—	—

Total income (loss) from operations	$0.530		$1.223	$1.451		$(0.042)	$0.507	$1.148

Less Distributions to Common Shareholders
From net investment income	$(0.430)		$(0.873)	$(0.941)		$(0.938)	$(0.987)	$(1.038)

Total distributions to common shareholders	$(0.430)		$(0.873)	$(0.941)		$(0.938)	$(0.987)	$(1.038)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$—	$—		$—	$—	$0.070

Net asset value — End of period (Common shares)	$15.310		$15.210	$14.860		$14.350	$15.330	$15.810

Market value — End of period (Common shares)	$14.720		$14.550	$14.150		$12.970	$14.050	$15.800

Total Investment Return on Net Asset Value(2)	3.67	%(3)	8.54%	11.31	%(4)	0.15%	3.60%	7.98%

Total Investment Return on Market Value(2)	4.20	%(3)	9.04%	17.27%		(1.24)%	(4.99)%	3.79%

35	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$564,264		$560,431	$547,620	$528,561	$564,827	$582,523
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.31	%(7)	1.34%	1.38%	1.39%	1.36%	1.37%
Interest and fee expense(8)	0.94	%(7)	0.75%	0.49%	0.42%	0.40%	0.40%
Total expenses(6)	2.25	%(7)	2.09%	1.87%	1.81%	1.76%	1.77%
Net investment income	5.68	%(7)	5.93%	6.84%	6.27%	5.89%	6.38%
Portfolio Turnover	17	%(3)	42%	35%	32%	35%	45%
Senior Securities:
Total notes payable outstanding (in 000’s)	$212,000		$199,000	$198,000	$208,000	$210,000	$210,000
Asset coverage per $1,000 of notes payable(9)	$4,114		$4,298	$4,250	$4,172	$4,315	$4,399
Total preferred shares outstanding	3,836		3,836	3,836	5,252	5,252	5,252
Asset coverage per preferred share(10)	$70,823		$72,511	$71,584	$63,946	$66,374	$67,670
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 10.95%.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable, primarily incurred to redeem the Trust’s APS (see Note 9).

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 283%, 290%, 286%, 256%, 265% and 271% at April 30, 2018 and October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.85%	0.87%	0.88%	0.86%	0.86%	0.87%
Interest and fee expense	0.61%	0.49%	0.31%	0.26%	0.25%	0.25%
Total expenses	1.46%	1.36%	1.19%	1.12%	1.11%	1.12%
Net investment income	3.71%	3.85%	4.34%	3.90%	3.70%	4.06%

36	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

37

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2018, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

38

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

There were no transactions in APS during the six months ended April 30, 2018 and the year ended October 31, 2017. The number of APS issued and outstanding as of April 30, 2018 is as follows:

APS Issued and Outstanding

Series A	959
Series B	959
Series C	959
Series D	959

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2018, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at April 30, 2018	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	2.75%	$269,904	2.27%	1.65–2.80
Series B	2.75	269,904	2.27	1.65–2.80
Series C	2.63	264,749	2.23	1.80–2.63
Series D	2.75	259,571	2.18	1.65–2.75

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of April 30, 2018.

39

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Trust, for federal income tax purposes, had capital loss carryforwards of $12,480,076 and deferred capital losses of $13,871,853 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2018 ($11,668,372) and October 31, 2019 ($811,704) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2017, $13,871,853 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$877,654,216

Gross unrealized appreciation	$16,569,438
Gross unrealized depreciation	(15,290,232)

Net unrealized appreciation	$1,279,206

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended April 30, 2018, the Trust’s investment adviser fee amounted to $3,203,925. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $151,286,330 and $150,414,001, respectively, for the six months ended April 30, 2018.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended April 30, 2018. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the year ended October 31, 2017 were 6,778.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,084,905 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended April 30, 2018 and the year ended October 31, 2017, there were no shares sold by the Trust pursuant to its shelf offering.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended April 30, 2018 and the year ended October 31, 2017.

40

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

7  Restricted Securities

At April 30, 2018, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	646	$34,721	$4,767

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$20,552

Total Restricted Securities			$48,721	$25,319

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At April 30, 2018, the Trust had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2018.

41

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Forward foreign currency exchange contracts	$934,274	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Trust’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$463,153	$—	$—	$(463,153)	$—
HSBC Bank USA, N.A.	75,452	—	(75,452)	—	—
JPMorgan Chase Bank, N.A.	69,769	—	—	(60,000)	9,769
State Street Bank and Trust Company	325,900	—	(291,081)	—	34,819

	$934,274	$—	$(366,533)	$(523,153)	$44,588

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(716,099)	$477,732

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately $43,597,000.

9  Credit Agreement

The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $235 million ($230 million prior to March 20, 2018) pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through March 19, 2019, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 20, 2018, the Trust paid an upfront fee of $117,500, which is being amortized to interest expense through March 19, 2019. The unamortized balance at April 30, 2018 is approximately $111,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2018, the Trust had borrowings outstanding under the Agreement of $212,000,000 at an interest rate of 2.59%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2018 approximated its fair value. If measured at fair value, borrowings under the Agreement would have

42

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2018. For the six months ended April 30, 2018, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $203,524,862 and 2.36%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$785,913,456	$3,212,330	$789,125,786
Corporate Bonds & Notes	—	30,890,812	—	30,890,812
Asset-Backed Securities	—	21,754,306	—	21,754,306
Common Stocks	81,754	5,925,022	6,010,238	12,017,014
Convertible Preferred Stocks	—	—	20,552	20,552
Closed-End Funds	11,322,780	—	—	11,322,780
Miscellaneous	—	—	0	0
Short-Term Investments	—	12,867,898	—	12,867,898

Total Investments	$11,404,534	$857,351,494	$9,243,120	$877,999,148

Forward Foreign Currency Exchange Contracts	$—	$934,274	$—	$934,274

Total	$11,404,534	$858,285,768	$9,243,120	$878,933,422

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

43

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

13  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $3,470,000 (equal to 0.61% of net assets applicable to common shares at April 30, 2018). The Trust cannot predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Trust as incurred.

44

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

45

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Senior Floating-Rate Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

46

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

47

Eaton Vance

Senior Floating-Rate Trust

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Senior Floating-Rate Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Senior Floating-Rate Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

49

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7735    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018